Average Annual Total Returns - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement Income Fund	Sep. 28, 2024
Fidelity Advisor Managed Retirement Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	1.60%
Past 5 years	1.85%
Past 10 years	2.29%
Fidelity Advisor Managed Retirement Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.59%
Past 5 years	0.81%
Past 10 years	1.25%
Fidelity Advisor Managed Retirement Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	1.00%
Past 5 years	1.08%
Past 10 years	1.45%
Fidelity Advisor Managed Retirement Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	8.06%
Past 5 years	3.32%
Past 10 years	3.16%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
IXZNC
Average Annual Return:
Past 1 year	8.47%
Past 5 years	3.68%
Past 10 years	3.53%